Other Intangible assets	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Other Intangible assets	Other Intangible assets
During the six months ended 30 June 2025, the Group acquired $35.0 million of intangible assets, mainly in-process research and development, including $28.2 million through the Xbrane asset acquisition as described in Note 2.1. The Group recognized $1.0 million and $0.2 million of amortization expense for the six months ended 30 June 2025 and 2024, respectively.

During the six months ended 30 June 2025 and 2024, the Group recognized no impairments of intangible assets.